RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
Transactions with Golar Partners and subsidiaries:

Net revenues/expenses: The following revenues and expenses presented below have largely been eliminated upon consolidation of Golar Partners through to December 13, 2012:

(in thousands of $)	2012	2011	2010
Transactions with Golar Partners and subsidiaries:
Management and administrative services fees* (i)	2,876	1,576	—
Ship management fees* (ii)	4,222	4,146	3,826
Interest income on vendor financing loan - Golar Freeze (iii)	11,921	3,085	—
Interest income on vendor financing loan - NR Satu* (iv)	4,737	—	—
Interest income on high-yield bonds* (v)	575	—	—
Interest income on Golar Energy loan (vi)	829	—	—
Total	25,160	8,807	3,826

* The net effect to the Company's consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2012 and 2011 consisted of the following:

(in thousands of $)	2012	2011*
Trading balances due to Golar and affiliates (vii)	2,031	3,235
Golar LNG vendor financing loan (iii)	—	(222,310)
High-yield bonds (v)	34,953	—
	36,984	(219,075)

*The balances with Golar Partners and subsidiaries as of December 31, 2011 were eliminated upon consolidation.

(i) Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(iii) Vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, Golar Partners entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.

(iv) Vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, Golar Partners entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million has been drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.

(v) High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35 million was issued to Golar.

(vi) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bears interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.

(vii) Trading balances -Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners including ship management and administrative service fees due to Golar.
Dividends to non-controlling interests:

(in thousands of $)	2012	2011	2010
Faraway Maritime Shipping Company	1,800	2,400	3,120
Golar Partners	30,282	10,132	—
	32,082	12,532	3,120
Net (expenses) income (due to) from other related parties (excluding Golar Partners):

(in thousands of $)	2012	2011	2010
Frontline Ltd. and subsidiaries ("Frontline") (i)	(325)	(972)	(984)
Seatankers Management Company Limited ("Seatankers") (i)	31	(64)	(62)
Ship Finance AS ("Ship Finance") (i)	4	190	161
Bluewater Gandria (ii)	—	125	—
Golar Wilhelmsen (iii)	—	(2,816)	—
World Shipholding (iv)	(2,961)	(2,302)	(532)

Receivables (payables) from related parties (excluding Golar Partners):

(in thousands of $)	2012	2011
World Shipholding
- Loan (iv)	—	(80,000)
- Other (v)	—	(21,134)
Frontline	(143)	181
Seatankers	(12)	(44)
Ship Finance	2	48
Bluewater Gandria	—	125
	(153)	(100,824)